Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Deductible VAT	8,635	10,647	1,500
Rental deposits	68,204	64,708	9,114
Interest receivables	49,491	62,159	8,755
Others	44,006	49,972	7,037
Total	170,336	187,486	26,406